Fair Value of Financial Assets and Liabilities - Summary of Aggregate Deferred Day One Profit (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Disclosure of detailed information about financial instruments [abstract]
Balance at beginning of period	¥ 6,079	¥ 5,285
Increase due to new trades	8,741	939
Reduction due to redemption, sales or passage of time	(3,412)	(2,284)
Balance at end of period	¥ 11,408	¥ 3,940